ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	NOTE 8. ACCOUNTS PAYABLE Accounts payable consisted of the following:

	As of December 31,
	2019	2018
Payable to suppliers	$4,430,519	$282,596
Others	—	715
Total	$4,430,519	$283,311